Schedule of Prepaid Balance (Details) - USD ($)	Aug. 31, 2023	Nov. 30, 2022	Nov. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Application development			$ 18,800
API with the Base		8,000
Database		5,300
Prepaid business license fees		467	542
Total prepaid expenses		$ 13,767	$ 19,342